Other Non-Operating Income/Expense, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	€ 141	€ (246)	€ 46
Miscellaneous income/expense, net	(23)	(52)	(48)
Other non-operating income/expense, net	€ 118	€ (298)	€ (3)